BUSINESS COMBINATIONS (Details 1) - Curiosity Ink Media L L C [Member]	Aug. 19, 2021 USD ($)
Business Combination, Separately Recognized Transactions [Line Items]
Cash and cash equivalents	$ 26,408
Inventory	65,734
Produced and licensed content cost	187,920
Accounts payable	(113,462)
Total identifiable assets acquired, and liabilities assumed	$ 11,686,455